ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The purchase price allocation is based on assessed fair values, including adjustments determined during the year ended December 31, 2020 is as follows:

As at December 16, 2019
($ millions)	Previously Reported	Adjustments	Restated
Purchase price consideration
Common shares	1,710	—	1,710
Cash (net of cash acquired)	2,009	—	2,009
Preferred shares	536	—	536
	4,255	—	4,255

Current assets	68	2	70
Property, plant and equipment	2,660	(41)	2,619
Intangible assets	1,254	—	1,254
Right-of-use assets	348	(92)	256
Finance lease receivable	—	116	116
Goodwill	809	15	824
Other assets	9	—	9
Current liabilities	(124)	8	(116)
Deferred tax liabilities	(281)	(8)	(289)
Decommissioning provision	(74)	—	(74)
Lease liability	(348)	—	(348)
Other liabilities	(66)	—	(66)
	4,255	—	4,255